Calvert
High Yield Bond Fund
June 30, 2026
Schedule of Investments (Unaudited)

Common Stocks — 0.5%

Security	Shares	Value
Cable/Satellite TV — 0.1%
Charter Communications, Inc., Class A(1)	2,000	$ 284,420
		$ 284,420
Environmental — 0.3%
GFL Environmental, Inc.	47,500	$ 1,747,525
		$ 1,747,525
Paper — 0.1%
Enviva LLC(1)(2)	34,492	$ 674,319
		$ 674,319
Total Common Stocks (identified cost $1,814,057)		$2,706,264

Convertible Bonds — 0.6%

Security	Principal Amount (000's omitted)	Value
Homebuilders/Real Estate — 0.4%
Pebblebrook Hotel Trust, 1.75%, 12/15/26	$2,050	$ 2,035,855
		$ 2,035,855
Technology — 0.2%
Zscaler, Inc., 0.00%, 7/15/28(3)	$1,460	$ 1,350,500
		$ 1,350,500
Total Convertible Bonds (identified cost $3,363,912)		$ 3,386,355

Convertible Preferred Stocks — 0.6%

Security	Shares	Value
Building Materials — 0.6%
QXO, Inc., 4.75%(1)(2)(4)	372	$ 3,134,250
Total Convertible Preferred Stocks (identified cost $3,720,164)		$ 3,134,250

Corporate Bonds — 88.3%

Security	Principal Amount* (000's omitted)	Value
Aerospace — 1.6%
Amentum Holdings, Inc., 7.25%, 8/1/32(3)	2,682	$ 2,764,174
Axon Enterprise, Inc.:
6.125%, 3/15/30(3)	1,475	1,508,130
Security	Principal Amount* (000's omitted)	Value
Aerospace (continued)
Axon Enterprise, Inc.: (continued)
6.25%, 3/15/33(3)	360	$ 369,215
Moog, Inc., 5.50%, 10/15/34(3)	690	681,218
Science Applications International Corp.:
4.875%, 4/1/28(3)	2,434	2,418,003
5.875%, 11/1/33(3)	905	892,172
		$ 8,632,912
Automotive & Auto Parts — 3.3%
Belron U.K. Finance PLC, 5.75%, 10/15/29(3)	3,286	$3,303,324
Clarios Global LP/Clarios U.S. Finance Co.:
6.75%, 2/15/30(3)	3,238	3,338,362
6.75%, 9/15/32(3)	1,295	1,323,393
Cooper-Standard Automotive, Inc., 9.25%, 3/1/31(3)	1,110	1,119,668
Ford Motor Co., 4.75%, 1/15/43	2,109	1,660,074
Ford Motor Credit Co. LLC, 7.20%, 6/10/30	1,300	1,370,586
IHO Verwaltungs GmbH, 7.375%, (7.375% cash or 8.125% PIK), 5/15/33(3)(5)	315	327,712
Realtruck Group, Inc., 6.25%, 7/31/31(3)	1,925	384,828
Wand NewCo 3, Inc., 7.625%, 1/30/32(3)	4,543	4,701,328
		$17,529,275
Broadcasting — 2.6%
Discovery Global Holdings, Inc., 5.05%, 3/15/42	869	$637,690
Gray Media, Inc., 4.75%, 10/15/30(3)	180	129,458
Nexstar Media, Inc.:
6.50%, 9/15/33(3)	2,610	2,611,572
7.25%, 4/15/34(3)	1,575	1,572,550
OAK-Eagle Acquireco, Inc.:
7.25%, 7/1/33(3)	3,541	3,706,192
8.75%, 7/1/34(3)	2,808	2,981,877
Univision Communications, Inc.:
8.50%, 7/31/31(3)	725	728,688
8.875%, 4/15/33(3)	630	620,615
9.375%, 8/1/32(3)	904	919,236
		$13,907,878
Building Materials — 4.3%
Ameritex Holdco Intermediate LLC, 7.625%, 8/15/33(3)	2,420	$2,530,504
Builders FirstSource, Inc., 6.375%, 3/1/34(3)	3,500	3,542,542
CP Atlas Buyer, Inc., 9.75%, 7/15/30(3)(6)	1,024	984,211
JH North America Holdings, Inc.:
5.875%, 1/31/31(3)	2,093	2,104,417
6.125%, 7/31/32(3)	757	763,811
Masterbrand, Inc., 7.00%, 7/15/32(3)(6)	2,088	2,117,940
Park River Holdings, Inc.:
8.00%, 3/15/31(3)	2,110	2,130,494
8.75%, 12/31/30(3)(6)	452	440,204
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(3)	3,344	3,352,534

Calvert
High Yield Bond Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Building Materials (continued)
Standard Industries, Inc.:
3.375%, 1/15/31(3)	1,121	$ 1,009,662
4.375%, 7/15/30(3)	2,128	2,022,644
4.75%, 1/15/28(3)	2,000	1,987,110
		$ 22,986,073
Cable/Satellite TV — 2.2%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(3)	1,186	$ 1,069,021
4.25%, 1/15/34(3)(6)	1,374	1,164,478
4.50%, 8/15/30(3)	1,574	1,464,148
4.75%, 3/1/30(3)	1,629	1,545,385
5.375%, 6/1/29(3)	1,320	1,292,004
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.70%, 4/1/51	1,200	745,240
3.90%, 6/1/52	785	500,876
CSC Holdings LLC:
3.375%, 2/15/31(3)(6)	936	555,862
4.125%, 12/1/30(3)(6)	608	361,799
11.75%, 1/31/29(3)	1,396	859,584
Versant Media Group, Inc., 7.25%, 1/30/31(3)(6)	2,298	2,378,878
		$11,937,275
Capital Goods — 3.4%
ADI Escrow Issuer LLC, 7.125%, 7/15/34(3)	1,315	$1,342,344
Arcosa, Inc., 6.875%, 8/15/32(3)	2,285	2,385,430
Calderys Financing II LLC, 11.75%, (11.75% cash or 12.50% PIK), 6/1/28(3)(5)	1,678	1,714,450
Calderys Financing LLC, 11.25%, 6/1/28(3)	2,000	2,074,072
Core & Main LP, 6.00%, 7/1/34(3)(7)	355	357,035
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(3)	2,094	2,143,385
Esab Corp., 6.25%, 4/15/29(3)	2,044	2,076,440
JB Poindexter & Co., Inc., 8.75%, 12/15/31(3)	1,707	1,757,143
Madison IAQ LLC, 5.875%, 6/30/29(3)	1,005	1,006,127
New Flyer Holdings, Inc., 9.25%, 7/1/30(3)	3,026	3,255,413
		$18,111,839
Chemicals — 3.2%
Avient Corp.:
6.25%, 11/1/31(3)	870	$882,156
7.125%, 8/1/30(3)	2,183	2,224,720
Bond U.S. Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2, 7.125%, 6/15/33(3)	2,205	2,227,771
Celanese U.S. Holdings LLC:
6.50%, 4/15/30(6)	500	509,908
7.375%, 2/15/34(6)	914	944,957
7.70%, 11/15/33	2,278	2,435,223
Compass Minerals International, Inc., 8.00%, 7/1/30(3)	1,320	1,392,949
Security	Principal Amount* (000's omitted)		Value
Chemicals (continued)
FMC Corp., 8.00%, 6/1/31(3)		125	$ 130,186
Olympus Water U.S. Holding Corp.:
7.25%, 6/15/31(3)		1,000	1,013,335
7.25%, 2/15/33(3)		3,670	3,632,282
SNF Group SACA:
2.625%, 2/1/29(8)	EUR	1,289	1,444,736
2.625%, 2/1/29(3)	EUR	100	112,082
			$ 16,950,305
Consumer Products — 2.2%
Acushnet Co., 5.625%, 12/1/33(3)		3,245	$3,235,935
Edgewell Personal Care Co.:
4.125%, 4/1/29(3)		1,333	1,289,475
5.50%, 6/1/28(3)		954	953,199
Somnigroup International, Inc., 3.875%, 10/15/31(3)		4,110	3,779,978
Spectrum Brands, Inc., 3.875%, 3/15/31(3)		3,071	2,717,646
			$11,976,233
Containers — 2.8%
Ardagh Group SA, 9.50%, 12/1/30(3)		1,170	$1,251,498
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
4.00%, 9/1/29(3)		2,402	2,284,513
6.25%, 1/30/31(3)		1,330	1,345,742
Canpack SA/Canpack U.S. LLC, 3.875%, 11/15/29(3)		1,786	1,695,825
Clydesdale Acquisition Holdings, Inc.:
6.75%, 4/15/32(3)		852	827,590
8.75%, 4/15/30(3)		3,207	3,166,009
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		1,165	1,165,486
Sword Purchaser LLC, 8.25%, 4/15/33(3)		2,260	2,339,868
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 5/15/30(3)		1,083	1,021,901
			$15,098,432
Diversified Financial Services — 7.0%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, 11/1/29(3)		2,592	$2,626,836
Azorra Finance Ltd.:
7.25%, 1/15/31(3)		1,004	1,032,422
7.75%, 4/15/30(3)		870	903,136
Burford Capital Global Finance LLC, 8.50%, 1/15/34(3)		2,735	2,399,087
CI Financial Corp., 4.10%, 6/15/51		1,100	744,097
Compass Group Diversified Holdings LLC:
5.00%, 1/15/32(3)(6)		742	674,834
5.25%, 4/15/29(3)		1,372	1,308,192
CrossCountry Intermediate HoldCo LLC, 6.50%, 10/1/30(3)		2,450	2,417,861
Diebold Nixdorf, Inc., 7.75%, 3/31/30(3)		3,095	3,230,936
Focus Financial Partners LLC, 6.75%, 9/15/31(3)		2,323	2,338,629

Calvert
High Yield Bond Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Diversified Financial Services (continued)
Hightower Holding LLC, 9.125%, 1/31/30(3)	1,997	$ 2,081,615
Phoenix Aviation Capital Ltd., 9.25%, 7/15/30(3)	2,280	2,357,600
Rocket Cos., Inc.:
6.125%, 8/1/30(3)	1,060	1,078,706
6.125%, 8/1/31(3)	625	638,779
6.375%, 8/1/33(3)	1,590	1,618,961
6.50%, 6/15/34(3)	520	534,003
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
3.625%, 3/1/29(3)	1,699	1,635,350
4.00%, 10/15/33(3)	793	714,169
Stonebriar ABF Issuer LLC:
7.00%, 8/15/31(3)(7)	410	410,308
8.125%, 12/15/30(3)	1,945	2,034,948
United Wholesale Mortgage LLC, 5.50%, 4/15/29(3)	1,715	1,594,415
UWM Holdings LLC:
6.25%, 3/15/31(3)	1,445	1,288,945
6.625%, 2/1/30(3)	858	800,192
Walker & Dunlop, Inc., 6.625%, 4/1/33(3)	3,035	3,085,068
		$37,549,089
Diversified Media — 1.2%
Arches Buyer, Inc., 6.125%, 12/1/28(3)(6)	1,493	$1,471,723
Cars.com, Inc., 6.375%, 11/1/28(3)	1,028	1,020,373
Clear Channel Outdoor Holdings, Inc.:
7.125%, 2/15/31(3)	502	520,089
7.50%, 3/15/33(3)	221	232,851
7.75%, 4/15/28(3)	1,047	1,051,514
7.875%, 4/1/30(3)	241	251,212
Stagwell Global LLC, 5.625%, 8/15/29(3)	2,116	2,042,449
		$6,590,211
Energy — 0.8%
WBI Operating LLC:
6.25%, 10/15/30(3)	2,030	$2,042,383
6.50%, 10/15/33(3)	2,050	2,063,950
		$4,106,333
Environmental — 1.8%
Clean Harbors, Inc.:
5.125%, 7/15/29(3)	1,000	$995,329
6.375%, 2/1/31(3)	280	284,148
GFL Environmental Holdings U.S., Inc., 5.50%, 2/1/34(3)	1,475	1,444,524
GFL Environmental, Inc.:
3.50%, 9/1/28(3)	1,631	1,592,223
4.00%, 8/1/28(3)	1,500	1,465,729
4.75%, 6/15/29(3)	1,343	1,322,633
Reworld Holding Corp., 4.875%, 12/1/29(3)	1,948	1,859,555
Wrangler Holdco Corp., 6.625%, 4/1/32(3)	565	579,588
		$9,543,729
Security	Principal Amount* (000's omitted)		Value
Food & Drug Retail — 0.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
4.875%, 2/15/30(3)		2,108	$ 2,040,667
5.625%, 3/31/32(3)		2,110	2,041,101
			$ 4,081,768
Food, Beverage & Tobacco — 4.3%
BellRing Brands, Inc., 7.00%, 3/15/30(3)		2,032	$ 2,033,163
Chobani LLC/Chobani Finance Corp., Inc.:
4.625%, 11/15/28(3)		1,518	1,504,190
6.375%, 4/15/34(3)		1,645	1,670,588
7.625%, 7/1/29(3)		1,815	1,873,853
Darling Ingredients, Inc.:
5.25%, 4/15/27(3)		500	499,901
6.00%, 6/15/30(3)		711	716,030
Froneri Lux FinCo SARL:
4.75%, 8/1/32(8)	EUR	570	636,261
6.00%, 8/1/32(3)		950	932,223
Performance Food Group, Inc.:
4.25%, 8/1/29(3)		2,496	2,424,017
6.125%, 9/15/32(3)		1,288	1,305,364
Pilgrim's Pride Corp., 3.50%, 3/1/32		2,000	1,824,473
Post Holdings, Inc., 6.25%, 2/15/32(3)		3,000	3,048,933
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 6.25%, 4/1/29(3)		1,456	1,462,379
U.S. Foods, Inc., 4.75%, 2/15/29(3)		2,490	2,459,275
Viking Baked Goods Acquisition Corp., 8.625%, 11/1/31(3)		771	781,259
			$23,171,909
Healthcare — 9.3%
AHP Health Partners, Inc., 5.75%, 7/15/29(3)		478	$472,333
AMN Healthcare, Inc., 4.00%, 4/15/29(3)(6)		1,033	1,001,161
AthenaHealth Group, Inc., 6.50%, 2/15/30(3)		7,050	6,764,115
Avantor Funding, Inc.:
3.875%, 7/15/28(8)	EUR	600	687,271
4.625%, 7/15/28(3)		1,022	1,011,813
Concentra Health Services, Inc., 6.875%, 7/15/32(3)		1,701	1,762,891
Encompass Health Corp., 4.75%, 2/1/30		1,247	1,229,059
Fortrea Holdings, Inc., 7.50%, 7/1/30(3)(6)		1,038	1,053,018
Global Medical Response, Inc., 7.375%, 10/1/32(3)		2,500	2,592,250
HealthEquity, Inc., 4.50%, 10/1/29(3)		2,521	2,452,433
IQVIA, Inc.:
5.00%, 5/15/27(3)		594	593,984
6.25%, 6/1/32(3)		1,625	1,654,134
LifePoint Health, Inc.:
5.375%, 1/15/29(3)(6)		2,679	2,572,118
10.00%, 6/1/32(3)		645	644,717
Medline Borrower LP, 5.25%, 10/1/29(3)		5,489	5,458,230
Molina Healthcare, Inc., 3.875%, 11/15/30(3)		2,502	2,334,862

Calvert
High Yield Bond Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Healthcare (continued)
Option Care Health, Inc., 4.375%, 10/31/29(3)	2,368	$ 2,276,640
Perrigo Finance Unlimited Co.:
4.90%, 12/15/44	513	377,339
5.15%, 6/15/30	2,023	1,946,846
Prestige Brands, Inc., 3.75%, 4/1/31(3)	1,119	1,028,984
Surgery Center Holdings, Inc., 7.25%, 4/15/32(3)(6)	3,220	3,263,763
Team Health Holdings, Inc.:
8.375%, 6/30/28(3)	1,806	1,812,026
13.50%, (9.00% cash and 4.50% PIK), 6/30/28(3)	1,920	1,964,586
TEAM Services Holding, Inc., 9.00%, 2/15/33(3)(6)	1,775	1,797,924
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(3)	2,750	2,596,235
		$49,348,732
Homebuilders/Real Estate — 4.5%
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/28(3)	625	$625,871
8.875%, 9/1/31(3)	1,733	1,819,901
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(3)	5,489	5,729,341
Iron Mountain, Inc., 5.25%, 3/15/28(3)	1,055	1,054,232
K Hovnanian Enterprises, Inc.:
8.00%, 4/1/31(3)	1,475	1,522,977
8.375%, 10/1/33(3)	1,475	1,516,872
KB Home:
4.00%, 6/15/31	75	70,210
4.80%, 11/15/29	1,452	1,436,094
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.625%, 3/15/30(3)	2,416	2,344,691
7.375%, 2/15/31(3)	1,187	1,238,075
Risewell Homes, Inc.:
8.50%, 11/1/30(3)	873	892,372
9.25%, 10/1/29(3)	2,794	2,893,397
Taylor Morrison Communities, Inc.:
5.125%, 8/1/30(3)	2,309	2,313,279
5.75%, 1/15/28(3)	306	309,550
		$23,766,862
Insurance — 3.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/27(3)	785	$776,070
6.50%, 10/1/31(3)	317	316,527
7.00%, 1/15/31(3)	1,104	1,122,517
7.375%, 10/1/32(3)	230	228,576
AmWINS Group, Inc., 4.875%, 6/30/29(3)	2,670	2,574,491
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc., 7.50%, 7/15/33(3)	3,627	3,489,527
Asurion LLC/Asurion Co-Issuer, Inc.:
8.00%, 12/31/32(3)	2,086	2,103,463
8.375%, 2/1/34(3)	690	639,226
CRC Insurance Group LLC, 7.125%, 6/1/31(3)	1,978	1,972,869
Security	Principal Amount* (000's omitted)		Value
Insurance (continued)
Ryan Specialty LLC, 5.875%, 8/1/32(3)		3,212	$ 3,162,061
			$ 16,385,327
Leisure — 0.6%
Gaia Purchaser, Inc., 7.625%, 7/15/33(3)(7)		1,845	$ 1,867,301
Motion Bondco DAC, 6.625%, 11/15/27(3)(6)		1,355	1,311,905
			$ 3,179,206
Metals/Mining — 0.9%
Constellium SE:
3.125%, 7/15/29(6)(8)	EUR	1,150	$1,298,654
3.75%, 4/15/29(3)		845	813,125
5.625%, 6/15/28(3)		1,000	1,000,446
Hudbay Minerals, Inc., 6.125%, 4/1/29(3)		995	1,000,915
WS Escrow LLC, 7.75%, 6/1/33(3)		675	693,621
			$4,806,761
Publishing/Printing — 0.6%
McGraw-Hill Education, Inc.:
7.375%, 9/1/31(3)		860	$874,693
8.00%, 8/1/29(3)		2,306	2,312,127
			$3,186,820
Railroad — 0.5%
Watco Cos. LLC/Watco Finance Corp., 7.125%, 8/1/32(3)		2,570	$2,640,588
			$2,640,588
Restaurants — 0.3%
Yum! Brands, Inc., 3.625%, 3/15/31		1,824	$1,698,515
			$1,698,515
Services — 5.4%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.375%, 6/15/32(3)(6)		940	$946,979
Clarivate Science Holdings Corp., 4.875%, 7/1/29(3)(6)		939	841,177
Herc Holdings, Inc.:
5.75%, 3/15/31(3)		285	284,862
6.00%, 3/15/34(3)		345	343,063
7.00%, 6/15/30(3)		955	989,621
7.25%, 6/15/33(3)		1,070	1,116,285
Ingram Micro, Inc., 4.75%, 5/15/29(3)		3,607	3,544,700
Korn Ferry, 4.625%, 12/15/27(3)		2,366	2,355,482
LBM Acquisition LLC:
6.25%, 1/15/29(3)		300	218,307
9.50%, 6/15/31(3)		2,004	1,786,986
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(3)		970	989,995
NESCO Holdings II, Inc., 5.50%, 4/15/29(3)		1,485	1,478,235
QXO Building Products, Inc.:
6.50%, 7/15/31(3)		315	321,214

Calvert
High Yield Bond Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Services (continued)
QXO Building Products, Inc.: (continued)
6.875%, 7/15/34(3)	735	$ 754,974
RB Global Holdings, Inc.:
6.75%, 3/15/28(3)	1,504	1,526,005
7.75%, 3/15/31(3)	347	360,195
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(3)	2,468	2,273,014
Synergy Infrastructure Holdings LLC:
7.00%, 7/15/34(3)	390	395,817
7.875%, 12/1/30(3)	1,670	1,749,543
VM Consolidated, Inc., 5.50%, 4/15/29(3)	1,586	1,400,441
WESCO Distribution, Inc.:
5.25%, 4/15/31(3)	340	337,361
6.625%, 3/15/32(3)	1,695	1,748,750
Windsor Holdings III LLC, 8.50%, 6/15/30(3)	2,793	2,910,102
		$28,673,108
Steel — 0.8%
Commercial Metals Co.:
5.75%, 11/15/33(3)	645	$641,541
6.00%, 12/15/35(3)	645	643,676
TMS International Corp., 6.25%, 4/15/29(3)	2,790	2,793,878
		$4,079,095
Super Retail — 5.2%
Asbury Automotive Group, Inc.:
4.50%, 3/1/28	691	$684,430
4.625%, 11/15/29(3)	398	387,803
4.75%, 3/1/30	1,118	1,087,613
5.00%, 2/15/32(3)	162	155,036
Bath & Body Works, Inc.:
6.625%, 10/1/30(3)	435	444,011
6.75%, 7/1/36	196	196,531
Champ Acquisition Corp., 8.375%, 12/1/31(3)	1,517	1,591,162
Cougar JV Subsidiary LLC, 8.00%, 5/15/32(3)	2,361	2,476,361
Group 1 Automotive, Inc.:
4.00%, 8/15/28(3)	1,761	1,715,834
6.375%, 1/15/30(3)	380	385,011
Ken Garff Automotive LLC, 4.875%, 9/15/28(3)	1,490	1,476,658
LCM Investments Holdings II LLC:
4.875%, 5/1/29(3)	1,245	1,212,816
8.25%, 8/1/31(3)	1,209	1,260,465
Lithia Motors, Inc.:
3.875%, 6/1/29(3)	958	918,241
4.375%, 1/15/31(3)	1,324	1,256,072
4.625%, 12/15/27(3)	1,173	1,168,142
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(3)	3,747	3,733,986
Men's Wearhouse LLC, 9.00%, 2/1/31(3)	945	1,004,722
Michaels Cos., Inc., 8.50%, 3/15/33(3)	2,385	2,363,737
Security	Principal Amount* (000's omitted)	Value
Super Retail (continued)
PetSmart LLC/PetSmart Finance Corp.:
7.50%, 9/15/32(3)	960	$ 960,901
10.00%, 9/15/33(3)	465	466,070
Sonic Automotive, Inc.:
4.625%, 11/15/29(3)	2,129	2,090,233
4.875%, 11/15/31(3)(6)	816	785,655
		$ 27,821,490
Technology — 3.7%
APLD ComputeCo 3 LLC, 7.00%, 6/15/31(3)	1,715	$1,713,629
Ciena Corp., 4.00%, 1/31/30(3)	706	674,290
Cloud Software Group, Inc.:
6.50%, 3/31/29(3)	3,808	3,697,649
8.25%, 6/30/32(3)	420	393,945
9.00%, 9/30/29(3)	3,943	3,830,198
Dye & Durham Ltd., 8.625%, 4/15/29(3)(6)	918	644,169
Fair Isaac Corp., 4.00%, 6/15/28(3)	2,050	2,006,732
Insight Enterprises, Inc., 6.625%, 5/15/32(3)	2,010	2,044,234
ON Semiconductor Corp., 3.875%, 9/1/28(3)	1,804	1,760,633
Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/1/32(3)	1,327	1,463,810
Sensata Technologies, Inc.:
3.75%, 2/15/31(3)	1,511	1,413,775
4.375%, 2/15/30(3)	199	193,677
		$19,836,741
Telecommunications — 4.6%
APLD ComputeCo 2 LLC, 6.75%, 3/15/31(3)	3,185	$3,198,705
APLD ComputeCo LLC, 9.25%, 12/15/30(3)	820	885,071
Black Pearl Compute LLC, 6.125%, 2/15/31(3)	1,230	1,247,300
Cipher Compute LLC, 7.125%, 11/15/30(3)	1,485	1,545,547
Core Scientific Finance I LLC, 7.75%, 5/15/31(3)	1,095	1,111,207
Iliad Holding SAS:
7.00%, 4/15/32(3)	795	811,224
8.50%, 4/15/31(3)	580	614,814
Level 3 Financing, Inc., 7.00%, 3/31/34(3)	426	439,386
Sable International Finance Ltd., 7.125%, 10/15/32(3)	942	936,070
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC:
8.625%, 6/15/32(3)(6)	1,526	1,593,237
8.625%, 6/15/32(3)	1,020	1,064,942
Uniti Services LLC, 7.50%, 10/15/33(3)	3,000	3,159,156
Virgin Media Secured Finance PLC, 5.50%, 5/15/29(3)	1,107	1,051,543
Vmed O2 U.K. Financing I PLC, 4.75%, 7/15/31(3)	1,540	1,266,794
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/1/31(3)	1,680	1,772,551
WULF Compute LLC, 7.75%, 10/15/30(3)	493	518,125
Zegona Finance PLC, 8.625%, 7/15/29(3)	2,707	2,827,621
Ziggo BV, 4.875%, 1/15/30(3)	506	475,311
		$24,518,604

Calvert
High Yield Bond Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Transport Excluding Air & Rail — 0.9%
Carriage Purchaser, Inc., 7.875%, 10/15/29(3)	2,805	$ 2,794,575
Seaspan Corp. Pte. Ltd., 5.50%, 8/1/29(3)	1,874	1,840,030
		$ 4,634,605
Utilities — 6.4%
Atlantica Sustainable Infrastructure PLC, 4.125%, 6/15/28(3)	440	$ 433,421
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.375%, 2/15/32(3)	5,440	5,456,347
Clearway Energy Operating LLC, 4.75%, 3/15/28(3)	1,221	1,210,400
Ferrellgas LP/Ferrellgas Finance Corp.:
5.875%, 4/1/29(3)	1,842	1,792,691
9.25%, 1/15/31(3)	565	595,820
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(3)	3,560	3,401,784
NRG Energy, Inc.:
5.75%, 1/15/28	1,021	1,021,957
5.75%, 1/15/34(3)	1,056	1,048,309
5.875%, 5/15/34(3)	265	263,733
6.00%, 2/1/33(3)	1,036	1,041,931
6.00%, 1/15/36(3)	1,313	1,309,559
6.125%, 5/15/36(3)	3,760	3,763,358
6.25%, 11/1/34(3)	707	716,165
10.25% to 3/15/28(3)(9)(10)	1,354	1,464,971
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(3)	2,220	2,174,847
TerraForm Power Operating LLC:
4.75%, 1/15/30(3)	1,050	1,016,419
5.00%, 1/31/28(3)	1,402	1,394,032
TransAlta Corp., 5.875%, 2/1/34	1,120	1,103,943
XPLR Infrastructure Operating Partners LP:
4.50%, 9/15/27(3)	924	917,451
7.75%, 4/15/34(3)	975	1,026,802
8.375%, 1/15/31(3)(6)	1,347	1,437,296
8.625%, 3/15/33(3)	1,341	1,438,555
		$34,029,791
Total Corporate Bonds (identified cost $473,107,367)		$470,779,506

Senior Floating-Rate Loans — 5.7%(11)

Borrower/Description	Principal Amount (000's omitted)	Value
Automotive & Auto Parts — 0.2%
Clarios Global LP, Term Loan, 6.144%, (1 mo. USD Term SOFR + 2.50%), 5/6/30	$870	$ 871,549
		$ 871,549
Borrower/Description	Principal Amount (000's omitted)	Value
Building Materials — 0.8%
Associated Materials, Inc., Term Loan, 9.644%, (1 mo. USD Term SOFR + 6.00%), 3/8/29	$2,359	$ 2,067,611
CP Atlas Buyer, Inc., Term Loan, 8.894%, (1 mo. USD Term SOFR + 5.25%), 7/8/30	1,246	1,099,309
Park River Holdings, Inc., Term Loan, 8.192%, (3 mo. USD Term SOFR + 4.50%), 3/15/31	1,277	1,276,743
		$ 4,443,663
Cable/Satellite TV — 0.3%
E.W. Scripps Co.:
Term Loan, 7.104%, (1 mo. USD Term SOFR + 3.35%), 11/30/29	$1,311	$ 1,254,767
Term Loan, 9.504%, (1 mo. USD Term SOFR + 5.75%), 6/30/28	317	317,119
		$1,571,886
Capital Goods — 0.4%
EMRLD Borrower LP, Term Loan, 5.916%, (3 mo. USD Term SOFR + 2.25%), 5/31/30	$2,292	$2,292,576
		$2,292,576
Containers — 0.3%
Clydesdale Acquisition Holdings, Inc., Term Loan, 6.819%, (1 mo. USD Term SOFR + 3.18%), 4/13/29	$670	$659,240
Sword Purchaser LLC, Term Loan, 7.644%, (1 mo. USD Term SOFR + 4.00%), 4/11/33	820	801,230
		$1,460,470
Healthcare — 0.1%
LifePoint Health, Inc., Term Loan, 7.423%, (3 mo. USD Term SOFR + 3.75%), 5/19/31	$708	$698,198
		$698,198
Homebuilders/Real Estate — 0.1%
Signal Parent, Inc., Term Loan, 7.263%, (3 mo. USD Term SOFR + 3.50%), 4/3/28	$1,169	$469,836
		$469,836
Insurance — 0.4%
Asurion LLC, Term Loan, 2/23/33(12)	$613	$581,182
Truist Insurance Holdings LLC, Term Loan - Second Lien, 8.482%, (3 mo. USD Term SOFR + 4.75%), 5/6/32	1,782	1,732,585
		$2,313,767
Metals/Mining — 0.2%
Worthington Steel, Inc., Term Loan, 7.62%, (1 mo. USD Term SOFR + 4.00%), 6/1/33	$865	$864,057
		$864,057

Calvert
High Yield Bond Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Restaurants — 0.5%
IRB Holding Corp., Term Loan, 6.184%, (3 mo. USD Term SOFR + 2.50%), 12/16/30	$2,468	$ 2,471,878
		$ 2,471,878
Services — 0.4%
LBM Acquisition LLC, Term Loan, 7.502%, (1 mo. USD Term SOFR + 3.75%), 6/6/31	$1,603	$ 1,349,169
Specialty Building Products Holdings LLC, Term Loan, 7.494%, (1 mo. USD Term SOFR + 3.75%), 10/16/28	1,159	1,051,484
		$ 2,400,653
Super Retail — 1.0%
Mavis Tire Express Services Corp., Term Loan, 6.669%, (6 mo. USD Term SOFR + 3.00%), 5/4/28	$1,692	$ 1,691,681
Men's Wearhouse, Inc. (The), Term Loan, 9.414%, (3 mo. USD Term SOFR + 5.75%), 1/28/31	891	900,434
PetSmart, Inc., Term Loan, 7.652%, (1 mo. USD Term SOFR + 4.00%), 8/18/32	2,744	2,744,615
		$5,336,730
Technology — 0.8%
Fortress Intermediate 3, Inc., Term Loan, 6.624%, (1 mo. USD Term SOFR + 3.00%), 6/27/31	$4,152	$4,139,037
		$4,139,037
Telecommunications — 0.2%
Coreweave Financing DDTL V LLC, Term Loan, 8.232%, (1 mo. USD Term SOFR + 4.50%), 11/17/31(13)	$1,032	$1,053,707
		$1,053,707
Total Senior Floating-Rate Loans (identified cost $31,725,702)		$30,388,007

Miscellaneous — 0.0%

Security	Principal Amount	Value
Diversified Media — 0.0%
National CineMedia, Inc., Escrow Certificates(1)(4)	$679,000	$ 0
		$ 0
Paper — 0.0%
Enviva LLC, Escrow Certificates(1)(4)	$1,451,000	$ 0
		$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 7.9%

Affiliated Fund — 3.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.56%(14)	19,638,805	$ 19,638,805
Total Affiliated Fund (identified cost $19,638,805)		$ 19,638,805
Securities Lending Collateral — 4.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(15)	22,724,361	$ 22,724,361
Total Securities Lending Collateral (identified cost $22,724,361)		$ 22,724,361
Total Short-Term Investments (identified cost $42,363,166)		$ 42,363,166
Total Investments — 103.6% (identified cost $556,094,368)		$552,757,548

Less Unfunded Loan Commitments — (0.0)%†	$ (137,266)
Net Investments — 103.6% (identified cost $555,957,102)	$552,620,282
Other Assets, Less Liabilities — (3.6)%	$(19,185,946)

Net Assets — 100.0%	$533,434,336

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Non-income producing security.
(2)	Restricted security. Total market value of restricted securities amounts to $3,808,569, which represents 0.7% of the net assets of the Fund as of June 30, 2026.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2026, the aggregate value of these securities is $444,671,937 or 83.4% of the Fund's net assets.
(4)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(5)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer's discretion.

Calvert
High Yield Bond Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

(6)	All or a portion of this security was on loan at June 30, 2026. The aggregate market value of securities on loan at June 30, 2026 was $21,816,603 and the total market value of the collateral received by the Fund was $22,724,361, comprised of cash.
(7)	When-issued security.
(8)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2026, the aggregate value of these securities is $4,066,922 or 0.7% of the Fund's net assets.
(9)	Security converts to variable rate after the indicated fixed-rate coupon period.
(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(11)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(12)	This Senior Loan will settle after June 30, 2026, at which time the interest rate will be determined.
(13)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At June 30, 2026, the total value of unfunded loan commitments is $140,215.
(14)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2026.
(15)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	4,273,943	EUR	3,679,138	State Street Bank and Trust Company	9/16/26	$56,864	$ —
						$56,864	$ —
Restricted Securities
Description	Acquisition Dates	Cost
Enviva LLC	12/6/24	$243,514
QXO, Inc., 4.75%	3/20/26, 6/25/26	3,720,164
		$3,963,678

Abbreviations:
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate

Calvert
High Yield Bond Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Currency Abbreviations:
EUR	– Euro
USD	– United States Dollar
At June 30, 2026, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objectives. During the fiscal year to date ended June 30, 2026, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.
Affiliated Investments
At June 30, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $19,638,805, which represents 3.7% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$19,229,557	$145,813,514	$(145,404,266)	$ —	$ —	$19,638,805	$440,930	19,638,805

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$2,031,945	$674,319	$ —	$2,706,264
Convertible Bonds	—	3,386,355	—	3,386,355
Convertible Preferred Stocks	—	—	3,134,250	3,134,250
Corporate Bonds	—	470,779,506	—	470,779,506
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	30,250,741	—	30,250,741
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	19,638,805	—	—	19,638,805
Securities Lending Collateral	22,724,361	—	—	22,724,361
Total Investments	$44,395,111	$505,090,921	$3,134,250	$552,620,282
Forward Foreign Currency Exchange Contracts	$ —	$56,864	$ —	$56,864
Total	$44,395,111	$505,147,785	$3,134,250	$552,677,146

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Calvert
High Yield Bond Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2026 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.